Business Acqusition (Details Textual) ¥ in Thousands	Nov. 09, 2016 USD ($)	Nov. 09, 2016 CNY (¥)
Business Acquisition (Textual)
Company funded the acquisition with cash and a payable	$ 103,255
Judge China [Member]
Business Acquisition (Textual)
Intangible assets include customer contacts	$ 339,883
Estimated useful life	10 years
Judge China [Member] | CLPS Shanghai [Member]
Business Acquisition (Textual)
Equity Interest	60.00%	60.00%
Percentage of subsidiary	70.00%
Judge Asia [Member]
Business Acquisition (Textual)
Acquisition of final purchase price	$ 480,061	¥ 3,250
Company funded the acquisition with cash and a payable	$ 128,928	¥ 900